PORTFOLIO OF INVESTMENTS – as of June 30, 2021 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.2% of Net Assets
	Aerospace & Defense – 4.3%
2,542,375	Boeing Co. (The)(a)	$609,051,355

	Air Freight & Logistics – 2.6%
2,829,232	Expeditors International of Washington, Inc.	358,180,771

	Beverages – 3.0%
4,662,113	Monster Beverage Corp.(a)	425,884,023

	Biotechnology – 3.2%
637,131	Regeneron Pharmaceuticals, Inc.(a)	355,863,149
478,510	Vertex Pharmaceuticals, Inc.(a)	96,481,971

		452,345,120

	Capital Markets – 2.7%
541,532	FactSet Research Systems, Inc.	181,743,554
3,077,814	SEI Investments Co.	190,732,134

		372,475,688

	Communications Equipment – 1.7%
4,494,432	Cisco Systems, Inc.	238,204,896

	Energy Equipment & Services – 1.5%
6,671,197	Schlumberger NV	213,545,016

	Entertainment – 3.1%
2,517,743	Walt Disney Co. (The)(a)	442,543,687

	Health Care Equipment & Supplies – 1.3%
197,817	Intuitive Surgical, Inc.(a)	181,920,426

	Health Care Technology – 1.3%
2,313,778	Cerner Corp.	180,844,889

	Hotels, Restaurants & Leisure – 4.6%
3,042,325	Starbucks Corp.	340,162,358
2,047,667	Yum China Holdings, Inc.	135,657,939
1,439,902	Yum! Brands, Inc.	165,631,927

		641,452,224

	Household Products – 1.2%
2,130,249	Colgate-Palmolive Co.	173,295,756

	Interactive Media & Services – 12.8%
185,959	Alphabet, Inc., Class A(a)	454,072,827
185,703	Alphabet, Inc., Class C(a)	465,431,143
2,535,412	Facebook, Inc., Class A(a)	881,588,106

		1,801,092,076

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – 10.5%
2,434,578	Alibaba Group Holding Ltd., Sponsored ADR(a)	$552,113,599
269,186	Amazon.com, Inc.(a)	926,042,910

		1,478,156,509

	IT Services – 6.0%
506,138	Automatic Data Processing, Inc.	100,529,129
3,204,895	Visa, Inc., Class A	749,368,549

		849,897,678

	Life Sciences Tools & Services – 2.5%
743,451	Illumina, Inc.(a)	351,808,448

	Machinery – 3.9%
1,563,692	Deere & Co.	551,529,805

	Pharmaceuticals – 6.3%
4,464,230	Novartis AG, Sponsored ADR	407,316,345
1,495,147	Novo Nordisk A/S, Sponsored ADR	125,248,464
7,416,214	Roche Holding AG, Sponsored ADR	348,487,896

		881,052,705

	Semiconductors & Semiconductor Equipment – 8.2%
1,096,008	NVIDIA Corp.	876,916,001
1,982,057	QUALCOMM, Inc.	283,295,407

		1,160,211,408

	Software – 17.5%
2,071,269	Autodesk, Inc.(a)	604,603,421
2,260,203	Microsoft Corp.	612,288,992
7,105,688	Oracle Corp.	553,106,754
2,099,385	salesforce.com, Inc.(a)	512,816,774
750,020	Workday, Inc., Class A(a)	179,059,775

		2,461,875,716

	Total Common Stocks (Identified Cost $6,783,922,710)	13,825,368,196

Principal Amount
Short-Term Investments – 1.8%
$255,925,960	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $255,925,960 on 7/01/2021 collateralized by $50,000,000 U.S. Treasury Note, 2.625% due 2/15/2029 valued at $55,245,318; $123,847,900 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $140,823,007; $64,935,600 U.S. Treasury Note, 1.250% due 6/30/2028 valued at $64,976,185 including accrued interest(b) (Identified Cost $255,925,960)	255,925,960

	Total Investments – 100.0% (Identified Cost $7,039,848,670)	14,081,294,156
	Other assets less liabilities – 0.0%	4,479,910

	Net Assets – 100.0%	$14,085,774,066

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$13,825,368,196	$—	$—	$13,825,368,196
Short-Term Investments	—	255,925,960	—	255,925,960

Total	$13,825,368,196	$255,925,960	$—	$14,081,294,156

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2021 (Unaudited)

Software	17.5%
Interactive Media & Services	12.8
Internet & Direct Marketing Retail	10.5
Semiconductors & Semiconductor Equipment	8.2
Pharmaceuticals	6.3
IT Services	6.0
Hotels, Restaurants & Leisure	4.6
Aerospace & Defense	4.3
Machinery	3.9
Biotechnology	3.2
Entertainment	3.1
Beverages	3.0
Capital Markets	2.7
Air Freight & Logistics	2.6
Life Sciences Tools & Services	2.5
Other Investments, less than 2% each	7.0
Short-Term Investments	1.8

Total Investments	100.0
Other assets less liabilities	0.0 *

Net Assets	100.0%

*	Less than 0.1%